UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022
(Address of principal executive offices)             (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 75.76%

Consumer Discretionary - 12.32%
*	Alloy, Inc.	63,448	$602,122
*	Ambassadors International, Inc.	6,926	3,255
	Barnes & Noble, Inc.	138	1,790
*	Borders Group, Inc.	6	8
*	Daily Journal Corp.	347	24,030
*	dELiA*s, Inc.	279,007	404,560
*	Domino's Pizza, Inc.	624	7,981
	Footstar, Inc.	57,514	19,555
	HOT Topic, Inc.	20,531	108,609
*	Liberty Media Corp. - Capital	1,107	51,630
*	Premier Exhibitions, Inc.	1,829	2,158
*	Proliance International, Inc.	716	-
	Promotora de Informaciones S.A.	123,433	352,358
a	Sears Canada, Inc.	19,407	490,886
*	Sears Holdings Corp.	6	426
	Target Corp.	16	821
*	TravelCenters of America LLC	11,070	30,000
*	Ultimate Escapes, Inc.	744	1,376
	Wendy's/Arby's Group, Inc.	29,106	126,902
	Whirlpool Corp.	200	16,660
			2,245,127
Consumer Staples - 8.02%
	Altria Group, Inc.	272	6,028
μ	Anheuser-Busch InBev NV	18,622	988,083
	Dr Pepper Snapple Group, Inc.	571	21,441
	Kraft Foods, Inc. †	6,033	176,224
	The Coca-Cola Co.	22	1,212
*	Winn-Dixie Stores, Inc.	27,434	269,128
			1,462,116
Energy - 7.03%
*	Atlas Energy, Inc.	200	5,918
*	Atlas Pipeline Partners LP	23	415
μ	BP PLC †	28,560	1,098,703
*	Contango Oil & Gas Co.	670	29,373
*	Crosstex Energy, Inc.	4,875	37,732
	Exxon Mobil Corp.	1,823	108,797
			1,280,938
Financials - 36.09%
	American Express Co.	1,227	54,773
*	Beneficial Mutual Bancorp, Inc.	3,634	36,667
*	Berkshire Hathaway, Inc. †	12,821	1,001,577
	BlackRock Kelso Capital Corp.	2,675	28,542

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
		Shares	Value (Note 1)

Financials - continued
	Capitol Federal Financial	1,960	$61,603
*	CIT Group, Inc. †	9,807	356,583
*	Citigroup, Inc.	37,052	151,913
	Delta Lloyd NV	16,014	308,519
	Discover Financial Services	337	5,146
	Fairfax Financial Holdings Ltd.	1,113	442,850
	Fairfax Financial Holdings Ltd.	21	8,334
	Fidelity National Financial, Inc.	1,992	29,422
*	Fox Chase Bancorp, Inc.	337	3,259
	General Growth Properties, Inc. REIT	163,727	2,279,080
*	Liberty Acquisition Holdings Corp.	1,122	11,164
	MVC Capital, Inc.	368	4,718
*	OBA Financial Service, Inc.	444	4,995
	Ocean Shore Holding Co.	958	10,117
*	Ocwen Financial Corp.	5,716	60,361
*	Origen Financial, Inc. REIT	2,291	4,009
	Phoenix Group Holdings	37,382	375,199
	Resource America, Inc.	152,803	664,693
	The First of Long Island Corp.	1,916	49,394
	Two Harbors Investment Corp. REIT	60,751	512,131
	US Bancorp	23	550
	Wells Fargo & Co.	5	139
	Wesco Financial Corp.	322	109,126
	Winthrop Realty Trust REIT	109	1,343
			6,576,207
Health Care - 0.51%
*	Boston Scientific Corp.	832	4,659
	Johnson & Johnson	115	6,680
*	Osteotech, Inc.	18,858	71,472
	Pfizer, Inc.	705	10,575
			93,386
Industrials- 0.02%
	General Electric Co.	177	2,853
			2,853
Information Technology- 7.83%
	Broadridge Financial Solutions, Inc.	488	9,906
*	CommScope, Inc.	253	5,146
*	eBay, Inc.	603	12,609
*	EchoStar Corp.	6,152	117,503
	Intel Corp. †	4,226	87,056
	Microsoft Corp. †	15,872	409,656
*	MRV Communications, Inc.	198,432	252,207
*	NCR Corp.	13,235	181,320
*	PNI Digital Media, Inc.	65,897	94,892

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
		Shares	Value (Note 1)

Information Technology - continued
*	Seagate Technology	613	$7,693
*	Spark Networks, Inc.	35,683	118,468
*	Tucows, Inc.	2,779	1,667
*	Yahoo!, Inc.	9,307	129,181
			1,427,304
Materials - 0.34%
	Huntsman Corp.	5,224	54,695
	The Dow Chemical Co.	143	3,908
*	Tronox, Inc.	13,963	3,631
			62,234
Telecommunications - 3.60%
*	Iridium Communications, Inc.	63,598	655,695
			655,695

	Total Common Stocks (Cost $14,796,701)		13,805,860

WARRANTS - 10.58%
*	Ultimate Escapes, Inc.	31,120	311
*	GLG Partners, Inc.	8,317	998
*	JPMorgan Chase & Co.	9,094	129,680
*	Phoenix Group Holdings	14,053	12,823
*	Two Harbors Investment Corp.	175,495	59,668
*	Iridium Communications, Inc.	230,324	902,870
*	Iridium Communications, Inc.	6,101	15,131
*	Liberty Acquisition Holdings Corp.	732,696	805,966

	Total Warrants (Cost $1,162,314)		1,927,447

INVESTMENT COMPANIES (Closed-End Funds) - 0.01%
	BlackRock Enhanced Capital and Income Fund, Inc.	109	1,557
*	Boulder Growth & Income Fund, Inc.	31	180

	Total Investment Companies (Closed-End Funds) (Cost $1,267)		1,737

INVESTMENT COMPANY (Open-End Fund) - 2.99%
§	HighMark 100% US Treasury Money Market Fund, 0.01%		545,301

	Total Investment Company (Open-End Fund) (Cost $545,301)		545,301

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
		Number of Contracts	Exercise	Maturity	Value (Note 1)
			Price	Date

CALL OPTIONS PURCHASED - 7.06%
	Berkshire Hathaway, Inc.	51	$ 70	8/21/10	$ 41,565
	BP PLC	52	30	8/21/10	44,772
	BP PLC	209	23	8/21/10	329,175
	CIT Group, Inc.	104	31	10/16/10	62,400
	Goldman Sachs Groups	44	120	1/21/12	186,340
	Intel Corp.	220	18	1/21/12	102,300
	Kraft Food, Inc.	303	20	1/21/12	281,033
	Microsoft Corp.	409	20	10/16/10	239,265

	Total Call Options Purchased (Cost $1,150,214)				1,286,850

		Number of Contracts	Exercise	Maturity
			Price	Date
PUT OPTIONS PURCHASED - 1.26%
	SPDR S&P 500 ETF	214	110	8/21/10	45,948
	SPDR S&P 500 ETF	769	111	8/21/10	182,253

	Total Put Options Purchased (Cost $206,034)				228,201

			Interest	Maturity
		Principal	Rate	Date
PRIVATE MORTGAGE BACKED SECURITY - 1.68%
	Long Beach Mortgage Loan Trust	$ 816,035	5.42%	09/25/2036	306,013

	Total Private Mortgage Backed Security (Cost $305,407)				306,013

Total Value of Investments (Cost $18,167,238) - 99.34%					18,101,409

Other Assets Less Liabilities - 0.66%					120,767

	Net Assets - 100%				$ 18,222,176

*	Non-income producing investment	LLC - Limited Liability Company
§	Represents 7 day effective yield	LP - Limited Partnership
a	Canadian security	REIT - Real Estate Investment Company
μ	American Depositary Receipt	NV - Naamloze Vennootschap
†	Portion of security pledged as collateral for call options written	SA - Societe Anonyme

					(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,203,338
Aggregate gross unrealized depreciation				(2,269,167)

Net unrealized depreciation				$(65,829)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	12.32%	$2,245,127
	Consumer Staples	8.02%	1,462,116
	Energy	7.03%	1,280,938
	Financials	48.35%	8,809,667
	Health Care	0.51%	93,386
	Industrials	0.02%	2,853
	Information Technology	7.83%	1,427,304
	Materials	0.34%	62,234
	Telecommunications	3.60%	655,695
	Other	11.32%	2,062,089
	Total	99.34%	$18,101,409

				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$13,805,860	$ 13,805,860	$ -	$ -
Warrants	1,927,447	1,927,447	-	-
Investment Companies (Closed-End)	1,737	-	1,737	-
Investment Company (Open-End)	545,301	-	545,301	-
Call Options Purchased	1,286,850	1,286,850	-	-
Put Options Purchased	228,201	228,201	-	-
Private Mortgage Backed Security	306,013	-	-	306,013
Total	$18,101,409	$ 17,248,358	$ 547,038	$ 306,013
				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010

Note 1 - Investment Valuation - continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Private Mortgage Backed Security
Balance, beginning of fiscal year	$ 387,311
Accrued discounts	11,477
Realized Gain	104,139
Change in unrealized appreciation (depreciation)	(32,415)
Net Purchases	(164,499)
Balance, end of period	$ 306,013

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

		(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underly

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 77.24%

Consumer Discretionary - 19.26%
	American Eagle Outfitters, Inc. †	52,000	$640,120
*	Chipotle Mexican Grill, Inc. †	800	118,320
*	DreamWorks Animation SKG, Inc. †	15,000	467,400
*	GameStop Corp. †	41,800	838,090
*	Madison Square Garden, Inc. †	42,000	808,080
	PetSmart, Inc.	12,200	378,810
	Staples, Inc.	17,000	345,610
			3,596,430
Financials - 14.03%
	Capital Southwest Corp.	4,809	427,136
	Diamond Hill Investment Group, Inc.	5,000	290,550
	Medallion Financial Corp.	51,400	360,314
	MVC Capital, Inc.	52,000	666,640
	Safety Insurance Group, Inc.	14,000	548,800
ε	Tetragon Financial Group Ltd.	76,729	326,098
			2,619,538
Health Care - 5.79%
*	Laboratory Corp of America Holdings	14,800	1,080,104
			1,080,104
Industrials - 6.41%
a	AG Growth International, Inc.	7,000	238,690
*	KHD Humboldt Wedag International Ltd.	13,006	78,036
	Northrop Grumman Corp.	15,000	879,600
			1,196,326
Information Technology - 23.82%
	Broadridge Financial Solutions, Inc.	40,000	812,000
*	Cisco Systems, Inc.	15,000	346,050
*	eBay, Inc. †	30,000	627,300
*	EMC Corp.	48,000	949,920
μ	Himax Technologies, Inc.	217,400	665,244
	Microsoft Corp.	17,800	459,418
	Mind CTI Ltd.	304,016	586,751
			4,446,683
Materials - 2.40%
*	Terra Nova Royalty Corp.	52,027	448,473
			448,473
Telecommunications - 5.53%
μ	Vodafone Group PLC	44,000	1,033,120
			1,033,120

	Total Common Stocks (Cost $13,793,382)		14,420,674

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
					Shares	Value (Note 1)

CLOSED-END FUND - 2.84%

	ε	JZ Capital Partners Ltd.			115,000	$528,541

	Total Closed-End Fund (Cost $495,680)					528,541

INVESTMENT COMPANY - 19.82%

	§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.08%				3,700,200

	Total Investment Company (Cost $3,700,200)					3,700,200

Total Value of Investments (Cost $17,989,262) - 99.90%						$18,649,415

Other Assets Less Liabilities - 0.10%						19,527

	Net Assets - 100%					$18,668,942

*	Non-income producing investment.			a	Canadian security (note 2).
§	Represents 7 day effective yield.			ε	Guersney security (note 2).
†	Portion of security pledged as collateral for call options written.			μ	American Depositary Receipt

	The following acronym are used in this portfolio:
	PLC - Public Limited Company (British)

		Summary of Investments by Sector
			% of Net
	Sector		Assets		Value
		Consumer Discretionary	19.26%		$ 3,596,430
	Financials		14.03%		2,619,538
	Health Care		5.79%		1,080,104
	Industrials		6.41%		1,196,326
	Information Technology		23.82%		4,446,683
	Materials		2.40%		448,473
	Telecommunications		5.53%		1,033,120
	Closed-End Fund		2.84%		528,541
	Other		19.82%		3,700,200
	Total		99.90%		$18,649,415

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation					$1,193,197
	Aggregate gross unrealized depreciation					(470,662)

		Net unrealized appreciation				$722,535

						(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (note 3)
American Eagle Outfitters, Inc.	123	$ 15.00	1/22/2011	$5,535
Chipotle Mexican Grill, Inc.	8	120.00	1/22/2011	26,800
DreamWorks Animation SKG, Inc.	50	35.00	3/19/2011	10,750
DreamWorks Animation SKG, Inc.	50	30.00	12/18/2010	14,050
DreamWorks Animation SKG, Inc.	50	35.00	12/18/2010	7,500
eBay, Inc.	145	26.00	1/22/2011	5,945
eBay, Inc.	115	25.00	1/22/2011	6,785
GameStop Corp.	110	25.00	1/22/2011	5,665
GameStop Corp.	56	22.50	1/22/2011	5,656
Madison Square Garden, Inc.	92	25.00	11/20/2010	1,840
Madison Square Garden, Inc.	100	25.00	2/19/2011	5,250
Madison Square Garden, Inc.	80	20.00	11/20/2010	10,400
Madison Square Garden, Inc.	40	22.50	2/11/2011	4,200

Total (Premiums Received $172,758)				$110,376

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 14,420,674	$14,420,674	$ -	$ -
Closed-End Fund	528,541	528,541	-	-
Investment Company	3,700,200	-	3,700,200	-
Total Assets	$ 18,649,415	$14,949,215	$3,700,200	$ -

Liabilities
Call Options Written	$ 110,376	$ 110,376	$ -	$ -

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2010

Note 1 - Investment Valuation - continued

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underly

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson Trustee, President, and Principal Executive Officer

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson Trustee, President, and Principal Executive Officer Tilson Investment Trust

Date: September 23, 2010

By: (Signature and Title)	/s/ Glenn H. Tongue
Glenn H. Tongue Vice President, Treasurer, and Principal Financial Officer Tilson Investment Trust

Date: September 23, 2010